CTIVP® – TCW Core Plus Bond Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	7,203,158
Allegro CLO X Ltd.(a),(b)
Series 2019-1A Class ARR
3-month Term SOFR + 1.130% Floor 1.130% 04/20/2032	6.000%	7,415,000	7,417,417
AMMC CLO Ltd.(a),(b)
Series 2024-28 Class A1A
3-month Term SOFR + 1.550% Cap 1.550% 07/20/2037	6.882%	9,100,000	9,111,803
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month Term SOFR + 1.242% Floor 0.980% 07/20/2029	6.524%	5,349,553	5,353,496
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.862% Floor 1.600% 01/23/2035	7.145%	8,675,000	8,689,001
Dryden Senior Loan Fund(a),(b)
Series 2015-40A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 08/15/2031	6.007%	6,986,361	6,986,361
Series 2016-45A Class BRR
3-month Term SOFR + 1.650% Floor 1.650% 10/15/2030	6.000%	7,800,000	7,801,381
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	1,737,141	1,595,196
HPS Loan Management Ltd.(a),(b)
Series 2013A-18 Class A1R
3-month Term SOFR + 1.130% Floor 1.130% 10/15/2030	6.431%	6,527,174	6,530,490
Madison Park Funding XXIV Ltd.(a),(b)
Series 2024-24A Class AR2
3-month Term SOFR + 1.120% Cap 1.120% 10/20/2029	6.402%	5,255,552	5,259,683
Magnetite XXV Ltd.(a),(b)
Series 2020-25A Class A
3-month Term SOFR + 1.462% Floor 1.200% 01/25/2032	6.746%	7,638,425	7,642,511
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.905%	2,087,187	2,048,153
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month Term SOFR + 1.862% Floor 1.600% 07/17/2035	7.147%	8,500,000	8,514,858
SLC Student Loan Trust(b)
Series 2006-1 Class B
90-day Average SOFR + 0.472% Floor 0.210% 03/15/2055	5.841%	172,418	157,860
SLM Student Loan Trust(b)
Series 2007-7 Class A4
90-day Average SOFR + 0.592% Floor 0.330% 12/25/2025	5.951%	1,922,610	1,889,035
Series 2007-7 Class B
90-day Average SOFR + 1.012% Floor 0.750% 10/27/2070	6.371%	1,990,000	1,990,141
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	7.271%	556,804	558,730
Series 2008-5 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/25/2073	7.471%	5,860,000	5,989,294
Series 2008-6 Class A4
90-day Average SOFR + 1.362% Floor 1.100% 07/25/2025	6.721%	2,357,416	2,349,028
Symphony CLO XVIII Ltd.(a),(b)
Series 2016-18A Class A1R3
3-month Term SOFR + 1.100% Floor 1.100% 07/23/2033	6.287%	8,585,000	8,587,859
TIAA CLO IV Ltd.(a),(b)
Series 2018-1A Class A1AR
3-month Term SOFR + 1.140% Floor 1.140% 01/20/2032	6.422%	6,165,871	6,174,170
Voya CLO Ltd.(a),(b)
Series 2014-4A Class A1RB
3-month Term SOFR + 1.742% 07/14/2031	7.043%	5,725,000	5,730,261

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-3A Class A1R3
3-month Term SOFR + 1.150% Floor 1.150% 10/20/2031	6.432%	6,551,980	6,558,335
Series 2016-3A Class A1R2
3-month Term SOFR + 1.150% Cap 1.150% 10/18/2031	6.429%	6,584,772	6,587,485
Series 2018-3A Class A1R2
3-month Term SOFR + 1.200% Floor 1.200% 10/15/2031	6.529%	7,029,848	7,036,878
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
90-day Average SOFR + 0.432% Floor 0.170% 04/25/2040	5.791%	4,121,642	4,063,670
Total Asset-Backed Securities — Non-Agency (Cost $141,149,902)			141,826,254

Commercial Mortgage-Backed Securities - Agency 0.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,775,634
Federal National Mortgage Association
Series 2001-M2 Class Z2
06/25/2031	6.300%	7,721	7,673
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	331,893	3
Series 2021-36 Class IO
03/16/2063	1.288%	19,479,376	1,605,186
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,533,778	1,158,407
Series 2021-14 Class AB
06/16/2063	1.340%	1,839,665	1,402,081
Series 2021-2 Class AH
06/16/2063	1.500%	4,330,075	3,345,265
Series 2021-21 Class AH
06/16/2063	1.400%	2,950,294	2,257,171
Series 2021-31 Class B
01/16/2061	1.250%	3,206,296	2,409,443
Total Commercial Mortgage-Backed Securities - Agency (Cost $20,037,572)			18,960,863

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	6.995%	8,446,000	8,472,394
BX Commercial Mortgage Trust(a),(b)
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	7.211%	6,925,000	6,944,453
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	8.237%	4,080,000	4,097,832
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,258,151
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month Term SOFR + 0.764% Floor 0.650% 08/15/2036	5.861%	8,878,000	8,525,654
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	8.285%	8,939,000	8,905,479
Great Wolf Trust(a),(b)
Subordinated Series 2024-WLF2 Class B
1-month Term SOFR + 2.141% 05/15/2041	7.469%	4,437,000	4,441,152
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,562,764
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month Term SOFR + 1.214% Floor 1.100% 01/17/2038	6.312%	9,253,431	9,235,105
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,503,066
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month Term SOFR + 1.164% Floor 0.800% 04/15/2038	6.262%	7,374,920	7,358,787
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	3,215,621
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,744,796
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.738%	6,062,000	6,064,726
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	8.447%	5,607,000	5,292,271
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,548,332	10,412,635
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $92,962,204)			91,034,886

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.1%
Diversified Telecommunication Services 0.1%
Intelsat Emergence SA(e)	114,829	3,631,525
Total Communication Services		3,631,525
Total Common Stocks (Cost $3,902,700)		3,631,525

Convertible Bonds(f) 0.1%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Technology 0.1%
Worldline SA(a),(g)
07/30/2026	0.000%	EUR	2,094,960	2,116,289
Total Convertible Bonds (Cost $2,073,875)				2,116,289

Corporate Bonds & Notes(f) 16.3%

Aerospace & Defense 0.2%
Boeing Co. (The)(a)
05/01/2034	6.528%		1,485,000	1,593,201
Boeing Co. (The)
05/01/2050	5.805%		3,185,000	3,077,216
General Electric Co.(b)
3-month Term SOFR + 0.642% 05/05/2026	5.884%		1,886,000	1,889,056
Total				6,559,473
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.4%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	6,847,418	6,399,171
United Airlines Pass-Through Trust
Series 2023-1 Class A
01/15/2036	5.800%	4,888,285	5,135,883
Total			11,535,054
Apartment REIT 0.3%
American Homes 4 Rent LP
07/15/2031	2.375%	1,905,000	1,638,905
04/15/2032	3.625%	1,670,000	1,542,781
Invitation Homes Operating Partnership LP
08/15/2031	2.000%	4,265,000	3,577,660
04/15/2032	4.150%	240,000	229,120
08/15/2033	5.500%	981,000	1,012,759
01/15/2034	2.700%	70,000	58,549
Total			8,059,774
Banking 3.9%
Bank of America Corp.(h)
07/22/2027	1.734%	11,220,000	10,712,614
04/24/2028	3.705%	4,972,000	4,899,149
06/14/2029	2.087%	9,300,000	8,586,171
04/29/2031	2.592%	3,395,000	3,081,060
10/20/2032	2.572%	4,020,000	3,523,422
Bank of America Corp.(b)
Subordinated
3-month Term SOFR + 0.912% 12/01/2026	5.927%	1,000,000	991,210
Citigroup, Inc.(h)
10/27/2028	3.520%	175,000	170,808
11/05/2030	2.976%	3,060,000	2,844,360
05/01/2032	2.561%	2,485,000	2,184,719
Goldman Sachs Group, Inc. (The)(h)
03/09/2027	1.431%	12,950,000	12,390,664
09/10/2027	1.542%	1,092,000	1,035,042
10/21/2027	1.948%	5,200,000	4,957,439
HSBC Holdings PLC(h)
06/04/2026	2.099%	7,493,000	7,349,377
JPMorgan Chase & Co.(h)
12/10/2025	1.561%	5,705,000	5,661,529
04/22/2027	1.578%	4,495,000	4,308,194
02/24/2028	2.947%	2,290,000	2,220,919
10/15/2030	2.739%	2,320,000	2,150,223
01/25/2033	2.963%	9,245,000	8,313,043
Morgan Stanley(h)
10/21/2025	1.164%	2,745,000	2,736,781
05/04/2027	1.593%	4,445,000	4,254,503
04/28/2032	1.928%	2,805,000	2,378,907
07/21/2032	2.239%	990,000	851,807

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Building Society(a),(h)
02/16/2028	2.972%	2,095,000	2,019,508
PNC Financial Services Group, Inc. (The)(h)
10/28/2033	6.037%	1,805,000	1,949,639
10/20/2034	6.875%	1,035,000	1,185,538
01/22/2035	5.676%	310,000	328,777
Santander UK Group Holdings PLC(h)
08/21/2026	1.532%	465,000	451,359
06/14/2027	1.673%	2,185,000	2,078,394
01/11/2028	2.469%	1,035,000	985,441
Wells Fargo & Co.(h)
02/11/2026	2.164%	3,730,000	3,689,651
06/02/2028	2.393%	5,278,000	5,018,327
03/02/2033	3.350%	4,285,000	3,918,254
07/25/2033	4.897%	2,850,000	2,883,049
04/24/2034	5.389%	3,955,000	4,102,715
Total			124,212,593
Brokerage/Asset Managers/Exchanges 0.1%
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	3,263,791
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%	692,000	550,792
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	285,000	261,841
02/01/2031	4.250%	515,000	454,852
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,438,360
04/01/2048	5.750%	4,189,000	3,650,036
07/01/2049	5.125%	1,335,000	1,071,120
03/01/2050	4.800%	2,745,000	2,095,663
04/01/2051	3.700%	2,735,000	1,743,271
06/01/2052	3.900%	2,557,000	1,675,325
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	719,808
05/15/2028	11.250%	600,000	579,376
01/31/2029	11.750%	769,000	742,233
02/01/2029	6.500%	3,032,000	2,508,279
01/15/2030	5.750%	1,500,000	776,256
11/15/2031	4.500%	400,000	290,847
Time Warner Cable LLC
11/15/2040	5.875%	2,000,000	1,811,078
09/01/2041	5.500%	850,000	738,325
VZ Secured Financing BV(a)
01/15/2032	5.000%	3,250,000	2,989,314
Ziggo BV(a)
01/15/2030	4.875%	500,000	475,144
Total			27,571,920
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chemicals 0.3%
International Flavors & Fragrances, Inc.(a)
10/15/2027	1.832%		460,000	425,927
11/01/2030	2.300%		3,915,000	3,432,634
11/15/2040	3.268%		370,000	283,560
12/01/2050	3.468%		120,000	85,174
International Flavors & Fragrances, Inc.
06/01/2047	4.375%		700,000	587,717
09/26/2048	5.000%		3,875,000	3,564,705
Total				8,379,717
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%		425,000	174,601
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.
09/15/2034	4.800%		4,360,000	4,355,038
Consumer Products 0.0%
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		220,000	195,291
Diversified Manufacturing 0.0%
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		640,000	633,396
Electric 1.9%
AEP Transmission Co. LLC
04/01/2050	3.650%		305,000	240,382
Alpha Generation LLC(a)
10/15/2032	6.750%		550,000	558,223
Amprion GmbH(a)
09/23/2033	0.625%	EUR	1,000,000	881,279
Appalachian Power Co.
05/15/2033	5.950%		3,225,000	3,421,023
04/01/2034	5.650%		4,030,000	4,239,566
Duke Energy Carolinas LLC
01/15/2033	4.950%		3,060,000	3,155,631
12/15/2041	4.250%		900,000	816,228
Duke Energy Corp.
04/01/2031	3.750%	EUR	1,790,000	2,016,065
Duke Energy Florida LLC
11/15/2033	5.875%		385,000	421,390
Duke Energy Progress LLC
03/15/2033	5.250%		2,885,000	3,025,819
04/01/2052	4.000%		500,000	416,662
E.ON SE
10/26/2037	3.500%	EUR	600,000	662,958
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Entergy Louisiana LLC
04/01/2025	3.780%		5,900,000	5,854,832
Eurogrid GmbH(a)
04/21/2033	0.741%	EUR	1,400,000	1,257,325
Eversource Energy
07/01/2027	4.600%		3,135,000	3,154,178
02/01/2029	5.950%		2,760,000	2,921,800
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%		1,000,000	899,871
Florida Power & Light Co.
03/01/2049	3.990%		1,500,000	1,283,684
Interstate Power and Light Co.
10/15/2033	5.700%		2,750,000	2,926,275
Metropolitan Edison Co.(a)
04/15/2025	4.000%		3,000,000	2,981,466
01/15/2029	4.300%		1,752,000	1,742,106
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%		337,312	326,916
Northern States Power Co.
08/15/2045	4.000%		2,250,000	1,937,842
PECO Energy Co.
05/15/2052	4.600%		2,690,000	2,497,409
Pennsylvania Electric Co.(a)
03/15/2028	3.250%		6,950,000	6,684,819
Progress Energy, Inc.
10/30/2031	7.000%		2,894,000	3,295,728
Southwestern Electric Power Co.
04/01/2033	5.300%		1,500,000	1,547,254
Total				59,166,731
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%		3,070,000	3,063,068
10/29/2028	3.000%		6,350,000	5,998,346
Air Lease Corp.
03/01/2025	3.250%		2,810,000	2,786,679
07/01/2025	3.375%		4,500,000	4,448,713
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%		2,035,000	1,962,923
11/18/2027	2.528%		3,398,000	3,170,657
GGAM Finance Ltd.(a)
02/15/2027	8.000%		1,654,000	1,729,143
Total				23,159,529
Food and Beverage 0.5%
Bacardi Ltd.(a)
05/15/2025	4.450%		3,375,000	3,360,516
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JBS SA/Food Co./Finance, Inc.
12/01/2052	6.500%	3,206,000	3,417,660
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%	2,781,000	3,080,496
11/15/2053	7.250%	790,000	918,072
JBS USA LUX SA/Food Co./Luxembourg SARL
02/02/2052	4.375%	1,200,000	951,841
Pilgrim’s Pride Corp.
03/01/2032	3.500%	2,634,000	2,339,759
Post Holdings, Inc.(a)
04/15/2030	4.625%	975,000	932,545
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,271,590
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	325,000	324,531
Total			16,597,010
Gaming 0.2%
GLP Capital LP/Financing II, Inc.
06/01/2028	5.750%	870,000	893,115
01/15/2030	4.000%	528,000	503,052
01/15/2031	4.000%	3,030,000	2,839,147
VICI Properties LP
02/15/2030	4.950%	490,000	492,970
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	200,000	198,930
01/15/2028	4.500%	569,000	561,405
02/15/2029	3.875%	515,000	493,003
08/15/2030	4.125%	105,000	99,633
Total			6,081,255
Health Care 0.9%
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%	1,000,000	982,653
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,825,406
CVS Health Corp.
02/21/2033	5.250%	374,000	382,077
07/20/2035	4.875%	775,000	758,764
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,532,946
HCA, Inc.
04/15/2025	5.250%	488,000	488,424
06/15/2026	5.250%	2,580,000	2,598,779
09/01/2030	3.500%	766,000	721,817
06/15/2049	5.250%	2,291,000	2,177,579
IQVIA, Inc.
02/01/2029	6.250%	5,800,000	6,166,494

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Medtronic Global Holdings SCA
03/07/2031	1.625%	EUR	1,735,000	1,786,317
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		2,973,000	1,865,723
Stryker Corp.
09/11/2032	3.375%	EUR	835,000	939,742
Universal Health Services, Inc.
09/01/2026	1.650%		1,890,000	1,789,933
Total				29,016,654
Healthcare Insurance 0.3%
Humana, Inc.
04/01/2030	4.875%		1,333,000	1,356,732
UnitedHealth Group, Inc.
07/15/2034	5.150%		5,290,000	5,519,433
12/15/2048	4.450%		1,245,000	1,130,327
Total				8,006,492
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%		2,898,000	2,784,610
03/15/2031	2.050%		417,000	343,024
Healthcare Trust of America Holdings LP
08/01/2026	3.500%		2,367,000	2,327,371
Physicians Realty LP
11/01/2031	2.625%		1,475,000	1,286,658
Total				6,741,663
Life Insurance 0.5%
Athene Global Funding(a)
06/29/2026	1.608%		3,760,000	3,579,424
03/08/2027	3.205%		1,550,000	1,488,162
01/07/2029	2.717%		1,770,000	1,635,703
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%		5,500,000	5,513,297
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%		3,235,000	2,595,547
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%		3,035,000	2,217,391
Total				17,029,524
Media and Entertainment 0.6%
Take-Two Interactive Software, Inc.
04/14/2032	4.000%		3,355,000	3,215,131
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Warnermedia Holdings, Inc.
03/15/2032	4.279%	35,000	31,085
03/15/2042	5.050%	6,975,000	5,697,318
03/15/2052	5.141%	14,715,000	11,344,462
Total			20,287,996
Midstream 0.3%
Energy Transfer Partners LP
03/15/2045	5.150%	2,458,000	2,291,078
Ferrellgas LP/Finance Corp.(a)
04/01/2029	5.875%	1,599,000	1,496,155
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	345,231	306,389
Rockies Express Pipeline LLC(a)
04/15/2040	6.875%	1,765,000	1,722,292
TMS Issuer Sarl(a)
08/23/2032	5.780%	1,375,000	1,446,184
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	2,002,537
Venture Global LNG, Inc.(a)
02/01/2029	9.500%	400,000	449,715
Total			9,714,350
Natural Gas 0.4%
Brooklyn Union Gas Co. (The)(a)
07/18/2054	6.415%	1,475,000	1,607,947
East Ohio Gas Co. (The)(a)
06/15/2030	2.000%	2,015,000	1,754,197
KeySpan Gas East Corp.(a)
03/06/2033	5.994%	6,000,000	6,286,420
Piedmont Natural Gas Co., Inc.
02/15/2035	5.100%	1,380,000	1,399,468
Total			11,048,032
Office REIT 0.2%
Hudson Pacific Properties LP
11/01/2027	3.950%	2,487,000	2,249,779
02/15/2028	5.950%	55,000	50,295
04/01/2029	4.650%	940,000	780,481
01/15/2030	3.250%	2,059,000	1,561,358
Total			4,641,913
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	940,000	965,044
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Icahn Enterprises LP/Finance Corp.(a)
01/15/2029	9.750%	815,000	845,629
06/15/2030	9.000%	1,270,000	1,278,321
Icahn Enterprises LP/Finance Corp.
02/01/2029	4.375%	143,000	124,974
Total			2,248,924
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%	663,000	656,538
Artera Services LLC(a)
02/15/2031	8.500%	1,160,000	1,149,898
Total			1,806,436
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	3,176,035
Extra Space Storage LP
06/01/2031	2.550%	1,175,000	1,022,927
10/15/2031	2.400%	723,000	622,013
03/15/2032	2.350%	404,000	341,042
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,587,119
Rexford Industrial Realty LP
09/01/2031	2.150%	415,000	349,705
Total			7,098,841
Packaging 0.3%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%	445,000	400,938
08/15/2027	5.250%	3,500,000	2,491,034
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	271,000	270,170
Berry Global, Inc.
01/15/2026	1.570%	2,981,000	2,869,209
01/15/2027	1.650%	2,883,000	2,706,868
Total			8,738,219
Pharmaceuticals 0.7%
1375209 BC Ltd.(a)
01/30/2028	9.000%	2,210,000	2,189,993
Amgen, Inc.
03/01/2053	4.875%	2,880,000	2,708,852
Bayer US Finance II LLC(a)
12/15/2028	4.375%	2,579,000	2,543,356
06/25/2038	4.625%	7,482,000	6,796,932
06/25/2048	4.875%	4,585,000	3,963,067
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		2,185,000	2,049,777
Kevlar SpA(a)
09/01/2029	6.500%		1,670,000	1,592,146
MSD Netherlands Capital BV
05/30/2037	3.500%	EUR	1,485,000	1,679,211
Total				23,523,334
Property & Casualty 0.6%
Aon Corp./Global Holdings PLC
02/28/2052	3.900%		3,545,000	2,833,662
Arthur J. Gallagher & Co.
03/09/2052	3.050%		2,240,000	1,485,730
Berkshire Hathaway Finance Corp.
10/15/2050	2.850%		1,000,000	701,899
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%		3,225,000	3,398,486
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%		3,810,000	3,610,925
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.498%		6,815,000	6,830,053
Total				18,860,755
Restaurants 0.0%
Papa John’s International, Inc.(a)
09/15/2029	3.875%		680,000	629,378
Retailers 0.1%
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		3,655,000	2,148,284
Technology 0.2%
CommScope, Inc.(a)
09/01/2029	4.750%		757,000	607,535
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		300,000	306,556
Open Text Corp.(a)
12/01/2027	6.900%		650,000	685,924
Oracle Corp.
03/25/2051	3.950%		4,468,000	3,597,094
02/06/2053	5.550%		745,000	762,168
Total				5,959,277

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Corporate Bonds & Notes(f) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.3%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	3,519,933
09/06/2049	4.758%	205,000	176,581
03/16/2052	5.650%	1,425,000	1,389,395
Imperial Brands Finance PLC(a)
07/26/2026	3.500%	950,000	931,573
Reynolds American, Inc.
08/15/2045	5.850%	2,583,000	2,583,453
Total			8,600,935
Wireless 0.7%
Altice France SA(a)
02/01/2027	8.125%	240,000	194,843
10/15/2029	5.500%	702,000	491,847
American Tower Corp.
04/15/2031	2.700%	8,468,000	7,561,662
Crown Castle International Corp.
07/15/2031	2.500%	1,194,000	1,038,871
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	520,250	519,244
03/20/2028	5.152%	3,416,000	3,455,197
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,915,323
04/15/2027	3.750%	2,625,000	2,593,139
01/15/2035	4.700%	4,515,000	4,500,486
Total			22,270,612
Wirelines 0.1%
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	476,127
Frontier Communications Holdings LLC(a)
03/15/2031	8.625%	2,138,000	2,306,552
Total			2,782,679
Total Corporate Bonds & Notes (Cost $529,097,441)			512,064,515

Foreign Government Obligations(i) 0.7%

Brazil 0.0%
Brazilian Government International Bond
03/15/2034	6.125%	925,000	944,249
Chile 0.0%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%	720,000	716,424
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%	1,134,000	937,243
04/20/2033	8.000%	200,000	215,032
Ecopetrol SA
01/13/2033	8.875%	280,000	300,078
Total			1,452,353
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%	930,000	991,847
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	286,980
09/23/2032	4.875%	1,220,000	1,162,105
Total			1,449,085
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%	480,000	474,311
10/07/2033	3.700%	315,000	269,682
Total			743,993
Hungary 0.1%
Hungary Government International Bond(a)
09/22/2031	2.125%	881,000	730,591
MVM Energetika Zrt(a)
03/13/2031	6.500%	469,000	486,471
Total			1,217,062
Indonesia 0.1%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%	701,000	714,585
Indonesia Government International Bond
01/11/2033	4.850%	500,000	510,356
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,327,559
Total			2,552,500
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%	534,000	537,336
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	389,101
Total			926,437
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Foreign Government Obligations(i) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mexico 0.1%
Mexico Government International Bond
05/24/2031	2.659%	990,000	851,064
05/19/2033	4.875%	906,000	868,304
02/12/2034	3.500%	200,000	170,392
02/09/2035	6.350%	720,000	755,734
Petroleos Mexicanos
09/21/2047	6.750%	481,000	344,136
02/12/2048	6.350%	458,000	316,169
Total			3,305,799
Oman 0.0%
Oman Government International Bond(a)
10/28/2027	6.750%	300,000	316,644
01/17/2028	5.625%	700,000	716,265
Total			1,032,909
Panama 0.0%
Panama Government International Bond
01/23/2030	3.160%	595,000	532,496
09/29/2032	2.252%	300,000	232,509
02/14/2035	6.400%	200,000	204,687
Total			969,692
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%	670,000	667,546
Philippines 0.0%
Philippine Government International Bond
05/05/2030	2.457%	770,000	699,225
Romania 0.1%
Romanian Government International Bond(a)
02/17/2028	6.625%	200,000	209,169
02/14/2031	3.000%	1,140,000	994,706
Total			1,203,875
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2029	4.850%	865,000	840,030
06/22/2030	5.875%	570,000	575,180
Total			1,415,210
United Arab Emirates 0.0%
Finance Department Government of Sharjah(a)
11/23/2032	6.500%	879,000	943,573
Total Foreign Government Obligations (Cost $21,573,546)			21,231,779

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	853,593
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,725,000	4,848,137
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
10/01/2024	5.047%	1,747,067	1,747,057
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,557,422
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,930,000	3,064,347
Total			4,621,769
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,282,946
Total Municipal Bonds (Cost $16,040,696)			13,353,502

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency 37.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
09/01/2032- 09/01/2052	3.500%	44,660,252	42,259,553
07/01/2035- 06/01/2053	5.000%	14,176,509	14,207,394
04/01/2036- 05/01/2039	6.000%	71,803	74,719
06/01/2038- 11/01/2053	5.500%	10,502,515	10,631,459
03/01/2039- 12/01/2052	4.500%	45,909,943	45,242,040
07/01/2043- 06/01/2052	3.000%	66,842,583	60,658,893
08/01/2044- 10/01/2052	4.000%	48,265,886	46,490,565
12/01/2051- 04/01/2052	2.500%	25,940,224	22,500,139
03/01/2052- 05/01/2052	2.000%	52,911,877	43,786,875
CMO Series 360 Class 250
11/15/2047	2.500%	1,267,117	1,145,602
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 11/15/2034	1.244%	173,297	17,864
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	16,132	81
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	402,869
Federal National Mortgage Association
05/01/2033- 08/01/2053	5.000%	12,817,497	12,816,842
08/01/2033- 12/01/2052	3.500%	17,055,729	16,114,385
10/01/2033- 08/01/2052	3.000%	35,166,331	31,812,315
11/01/2038- 11/01/2040	6.000%	1,199,358	1,261,469
10/01/2040- 10/01/2052	2.000%	148,180,610	123,531,135
08/01/2043- 02/01/2053	4.000%	22,728,225	22,115,015
02/01/2046- 06/01/2053	4.500%	50,967,651	50,194,533
12/01/2051- 04/01/2052	2.500%	128,796,912	111,930,193
08/01/2053- 09/01/2053	5.500%	30,413,745	30,770,469
CMO Series 2013-13 Class PH
04/25/2042	2.500%	1,722,997	1,654,018
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-54 Class KA
01/25/2047	3.500%	530,610	524,240
CMO Series 2018-86 Class JA
05/25/2047	4.000%	379,869	375,024
CMO Series 2018-94D Class KD
12/25/2048	3.500%	523,731	488,085
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,066,479	986,227
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 30-day Average SOFR + 6.586% Cap 6.700% 03/25/2036	1.305%	444,303	49,227
CMO Series 2013-81 Class NS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/25/2042	0.805%	81,489	2,960
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	115,421	11,362
Government National Mortgage Association
04/15/2035- 10/20/2047	5.000%	2,295,473	2,336,367
10/15/2039- 08/20/2048	4.500%	4,473,399	4,476,272
07/15/2040- 10/20/2048	4.000%	5,280,685	5,156,904
04/20/2046- 07/20/2049	3.500%	14,481,642	13,750,717
11/20/2046- 10/20/2049	3.000%	9,174,856	8,442,043
Government National Mortgage Association(j)
CMO Series 2006-26 Class
06/20/2036	0.000%	14,242	12,164
Government National Mortgage Association(b)
CMO Series 2022-201 Class FB
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 11/20/2052	6.500%	3,185,701	3,208,749
CMO Series 2024-30 Class AF
30-day Average SOFR + 1.250% Floor 1.250%, Cap 6.500% 02/20/2054	6.500%	1,527,073	1,533,659
CMO Series 2024-97 Class FW
30-day Average SOFR + 1.150% Floor 1.150%, Cap 6.500% 06/20/2054	6.495%	2,789,714	2,800,270
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association TBA(k)
10/23/2053	2.500%	45,525,000	40,117,153
10/21/2054	4.000%	34,050,000	32,918,413
10/21/2054	4.500%	45,575,000	44,999,119
10/21/2054	5.000%	41,525,000	41,591,488
10/21/2054	5.500%	22,450,000	22,666,186
Uniform Mortgage-Backed Security TBA(k)
10/15/2054	2.000%	31,925,000	26,387,972
10/15/2054	2.500%	29,925,000	25,827,863
10/15/2054	3.000%	20,250,000	18,172,769
10/15/2054	3.500%	62,650,000	58,337,641
10/15/2054	4.000%	53,875,000	51,735,269
10/15/2054	4.500%	34,425,000	33,840,707
10/15/2054	5.000%	34,300,000	34,277,223
10/15/2054	5.500%	25,000	25,290
Total Residential Mortgage-Backed Securities - Agency (Cost $1,174,312,805)			1,164,669,790

Residential Mortgage-Backed Securities - Non-Agency 7.0%

Angel Oak Mortgage Trust(a),(c)
CMO Series 2021-6 Class A1
09/25/2066	1.458%	4,145,867	3,497,437
CMO Series 2022-1 Class A1
12/25/2066	2.881%	7,147,981	6,713,531
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month Term SOFR + 0.474% Floor 0.360% 03/25/2037	5.329%	4,137,429	3,659,812
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	6,222,823	5,581,489
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	5,223,723	4,772,812
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	5,564,206	5,322,197
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	4,140,470	3,713,240
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	3,694,893	3,681,945
CMO Series 2021-NR3 Class A1
06/25/2057	5.566%	2,011,226	1,996,027
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	7,970,504	7,238,974
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	7,482,267	6,417,126
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	5,889,324	5,849,037
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-R1 Class A1A
04/25/2062	5.400%	13,026,831	12,613,831
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	851,475	730,207
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.180%	4,386,054	4,435,965
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.780%	5,000,000	5,255,417
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	6.525%	2,123,123	1,975,403
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	4.459%	2,529,534	2,353,770
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	5.303%	33,036	32,925
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.754%	9,093,129	7,495,076
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	4,432,507	4,304,662
CMO Series 2022-NQM1 Class A1
11/25/2066	2.265%	9,881,215	8,981,110
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	384,795	310,936
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month Term SOFR + 0.354% Floor 0.480% 02/25/2037	5.209%	2,325,004	2,261,958
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	5.853%	774,795	602,436
CMO Series 2005-AA7 Class 2A1
09/25/2035	5.966%	552,258	487,453
CMO Series 2005-AA8 Class 2A1
10/25/2035	5.831%	1,423,453	846,172
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	757,555	301,035

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.643%	1,204,797	979,131
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	3,331,433	3,265,434
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	6.132%	149,660	135,051
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200% 11/19/2036	5.479%	7,977,024	6,297,119
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month Term SOFR + 0.654% Floor 0.540%, Cap 10.500% 10/25/2036	5.509%	3,154,419	1,290,862
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.554%	2,327,672	2,298,338
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	9,131,634	7,691,618
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 11/25/2036	5.269%	3,599,913	2,561,422
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month Term SOFR + 0.594% Floor 0.480% 05/25/2037	5.449%	2,989,932	2,146,003
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	7.445%	526,099	467,177
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month Term SOFR + 0.374% Floor 0.260%, Cap 11.000% 04/25/2035	5.229%	268,166	268,256
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month Term SOFR + 0.674% Floor 0.560%, Cap 11.500% 10/25/2035	5.529%	635,332	626,973
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.789% Floor 0.675%, Cap 12.500% 03/25/2035	5.644%	700,348	716,568
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2024-NQM2 Class A1
09/25/2064	5.117%	8,250,000	8,267,560
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	6,861,388	6,811,809
CMO Series 2021-7 Class A1
08/25/2026	1.867%	10,301,549	10,194,091
CMO Series 2022-1 Class A1
02/25/2027	3.720%	11,981,883	11,851,750
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,087,522	3,057,459
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	8,324,189	8,232,184
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	3,772,383	3,748,542
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	5.554%	817,725	454,700
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	5,516,610	4,740,898
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.500% 05/25/2036	5.409%	4,256,583	3,411,802
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	14,852,760	13,469,425
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	6.048%	253,807	243,414
CMO Series 2003-AR9 Class 1A6
09/25/2033	6.573%	221,569	220,527
CMO Series 2005-AR4 Class A5
04/25/2035	4.678%	298,189	284,471
CMO Series 2007-HY2 Class 1A1
12/25/2036	4.306%	1,609,547	1,446,055
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	5.489%	1,412,329	1,335,145
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	6.005%	2,786,294	2,264,657
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	5.985%	1,821,962	1,677,146
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $231,444,097)			221,887,570

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(l)
Tranche I Term Loan
3-month Term SOFR + 2.750% 08/24/2028	7.354%	739,532	739,036
Automotive 0.0%
First Brands Group LLC(b),(l),(m)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	10.514%	127,329	125,817
Brokerage/Asset Managers/Exchanges 0.1%
Deerfield Dakota Holding LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	8.354%	831,903	814,067
Jane Street Group LLC(b),(l)
Term Loan
1-month Term SOFR + 2.500% 01/26/2028	7.460%	483,870	483,319
Total			1,297,386
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(l)
Tranche B2 Term Loan
3-month Term SOFR + 1.750% 02/01/2027	7.082%	238,095	237,809
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(b),(l)
Term Loan
6-month Term SOFR + 2.500% 04/15/2027	7.173%	433,849	396,043
Virgin Media Bristol LLC(b),(l)
Tranche N Term Loan
1-month Term SOFR + 2.500% 01/31/2028	7.711%	1,750,000	1,672,703
Total			2,306,555
Chemicals 0.0%
Chemours Co. (The)(b),(l)
Tranche B3 Term Loan
1-month Term SOFR + 3.500% 08/18/2028	8.345%	607,234	606,663
Construction Machinery 0.0%
ASP Blade Holdings, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 10/13/2028	8.865%	122,922	90,501
Consumer Cyclical Services 0.1%
8th Avenue Food & Provisions, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% 10/01/2025	8.710%	66,241	64,019
Arches Buyer, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	8.195%	263,876	252,661
Delivery Hero SE(b),(l),(m)
Term Loan
3-month Term SOFR + 5.000% Floor 0.500% 12/12/2029	10.324%	192,905	193,318
Match Group, Inc.(b),(l),(n)
Term Loan
3-month Term SOFR + 1.750% 02/13/2027	6.714%	100,508	100,131
Pre-Paid Legal Services, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/15/2028	8.710%	256,905	256,520
Spin Holdco, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 03/04/2028	9.256%	940,980	820,224

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
TruGreen LP(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 11/02/2027	8.845%	330,772	319,195
Total			2,006,068
Consumer Products 0.0%
Osmosis Buyer Ltd.(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 07/31/2028	8.701%	193,411	193,120
Prestige Brands, Inc.(b),(l)
Tranche B5 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 07/03/2028	6.960%	102,273	102,230
Total			295,350
Electric 0.0%
Alpha Generation LLC(b),(l),(m)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.595%	493,897	493,808
Edgewater Generation LLC(b),(l)
Term Loan
1-month Term SOFR + 4.250% 08/01/2030	9.095%	161,199	162,489
Lackawanna Energy Center LLC(b),(l),(m)
Tranche B2 Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 08/06/2029	10.352%	78,974	79,566
Tranche C Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 08/06/2029	10.352%	17,214	17,343
South Field Energy LLC(b),(l)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	129,432	129,863
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/15/2031	8.354%	7,938	7,965
Vistra Operations Co. LLC(b),(l)
Term Loan
1-month Term SOFR + 2.000% 12/20/2030	6.845%	95,821	95,805
Total			986,839
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Environmental 0.0%
Clean Harbors, Inc.(b),(l)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	6.710%	580,709	581,580
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(l)
Tranche B6 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 06/22/2028	6.961%	533,887	534,736
Food and Beverage 0.1%
BrewCo Borrower LLC(b),(l)
Term Loan
3-month Term SOFR + 6.250% 04/05/2028	11.551%	126,037	110,598
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.063%	302,764	245,238
3-month Term SOFR + 3.500% Floor 0.750% 04/05/2028	9.063%	480,326	244,966
Naked Juice LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	7.954%	1,844,988	1,505,400
2nd Lien Term Loan
3-month Term SOFR + 6.000% Floor 0.500% 01/24/2030	10.704%	264,360	160,358
Triton Water Holdings, Inc.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	8.115%	247,949	247,418
United Natural Foods, Inc.(b),(l)
Term Loan
1-month Term SOFR + 4.750% 05/01/2031	9.595%	514,964	514,964
Total			3,028,942
Health Care 0.2%
Bausch & Lomb Corp.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	8.270%	406,376	404,498
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Corp. (b),(l)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/29/2028	8.845%	155,819	155,528
Catalent Pharma Solutions, Inc.(b),(l)
Tranche B3 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 02/22/2028	7.034%	609,802	609,040
Gainwell Acquisition Corp.(b),(l)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.750% 10/01/2027	8.704%	826,389	784,722
Medline Borrower LP(b),(l)
Term Loan
1-month Term SOFR + 2.750% Floor 0.500% 10/23/2028	7.595%	684,861	684,792
Modivare, Inc.(b),(l)
Term Loan
3-month Term SOFR + 4.750% 07/01/2031	10.082%	1,337,782	1,260,859
NATL Seating & Mobility(b),(l),(m)
Tranche B Term Loan
3-month Term SOFR + 5.250% 05/14/2029	10.594%	164,453	164,664
Star Parent, Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.750% 09/19/2030	8.354%	294,580	286,185
Total			4,350,288
Healthcare REIT 0.1%
Healthpeak OP LLC(b),(l),(m)
Term Loan
3-month Term SOFR + 0.840% 03/01/2029	6.151%	1,979,146	1,924,720
Healthpeak OP LLC(b),(l)
Tranche A1 Term Loan
1-month Term SOFR + 0.840% 02/22/2027	5.785%	980,641	958,577
Tranche A2 Term Loan
1-month Term SOFR + 0.840% 08/20/2027	5.785%	980,642	958,577
Total			3,841,874
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Leisure 0.0%
Showtime Acquisition LLC(b),(l)
Term Loan
3-month Term SOFR + 4.750% 08/16/2031	9.846%	514,613	510,754
William Morris Endeavor Entertainment LLC/IMG Worldwide Holdings LLC(b),(l)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.750% 05/18/2025	7.710%	277,150	277,063
Total			787,817
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(b),(l)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.605%	111,315	111,252
Media and Entertainment 0.0%
MH Sub I LLC/Micro Holding Corp.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 05/03/2028	9.095%	307,690	305,530
Research Now Group LLC(b),(l)
Term Loan
3-month Term SOFR + 5.000% 07/15/2028	10.380%	108,655	108,474
3-month Term SOFR + 5.500% Floor 1.000% 10/15/2028	10.880%	182,988	168,464
StubHub Holdco Sub LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/11/2030	9.595%	173,857	173,349
Total			755,817
Other Financial Institutions 0.0%
Trans Union LLC(b),(l)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% Floor 0.500% 12/01/2028	6.845%	299,130	298,804
Tranche B8 Term Loan
1-month Term SOFR + 1.750% 06/24/2031	6.595%	135,259	134,952
Total			433,756
Other Industry 0.0%
Alliance Laundry Systems LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/19/2031	8.345%	343,326	343,564

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Artera Services LLC(b),(l)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	9.104%	342,219	332,753
Ryan LLC(b),(l),(m)
Term Loan
1-month Term SOFR + 3.500% 11/14/2030	8.420%	199,012	196,689
Total			873,006
Packaging 0.1%
Berry Global, Inc. (b),(l)
Tranche AA Term Loan
3-month Term SOFR + 1.750% 07/01/2029	7.316%	2,062,854	2,067,846
Paper 0.0%
Mativ Holdings, Inc.(b),(l),(n)
Delayed Draw Term Loan
1-month Term SOFR + 2.500% 05/06/2027	7.445%	173,984	171,809
Pharmaceuticals 0.1%
Elanco Animal Health, Inc.(b),(l)
Term Loan
1-month Term SOFR + 1.750% 08/01/2027	7.051%	1,800,081	1,795,455
Grifols Worldwide Operations Ltd.(b),(l)
Tranche B Term Loan
3-month Term SOFR + 2.000% 11/15/2027	7.402%	534,824	519,031
Jazz Pharmaceuticals, Inc.(b),(l)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 05/05/2028	7.095%	1,503,972	1,501,957
Total			3,816,443
Property & Casualty 0.1%
Acrisure LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 3.000% 02/16/2027	7.961%	901,362	897,360
AmWINS Group, Inc.(b),(l)
Term Loan
1-month Term SOFR + 2.250% Floor 0.750% 02/19/2028	7.210%	1,736,622	1,733,166
Asurion LLC(b),(l)
Tranche B8 Term Loan
1-month Term SOFR + 3.250% 12/23/2026	8.210%	662,325	661,570
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Hub International Ltd.(b),(l)
Term Loan
3-month Term SOFR + 3.000% Floor 0.750% 06/20/2030	8.255%	325,459	324,939
Total			3,617,035
Restaurants 0.0%
1011778 BC ULC(b),(l)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/23/2030	6.595%	512,696	507,020
KFC Holding Co./Yum! Brands(b),(l)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.879%	395,050	396,038
Total			903,058
Retailers 0.0%
Hanesbrands, Inc.(b),(l),(n)
Term Loan
1-month Term SOFR + 2.000% 11/19/2026	6.945%	364,838	359,365
Peer Holding III BV(b),(l),(m)
Term Loan
3-month Term SOFR + 3.000% 07/01/2031	8.347%	560,976	561,913
Total			921,278
Technology 0.2%
athenahealth Group, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	8.095%	610,845	606,392
Boost Newco Borrower LLC(b),(l)
Tranche B1 Term Loan
3-month Term SOFR + 2.500% 01/31/2031	7.104%	159,508	159,441
Boxer Parent Co., Inc.(b),(l)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	9.005%	404,967	403,886
Central Parent LLC(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.854%	365,000	360,865
Coherent Corp.(b),(l)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 07/02/2029	7.345%	122,385	122,270
CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
DTI Holdco, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.750% Floor 0.750% 04/26/2029	9.595%	94,147	94,399
EagleView Technology Corp.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 3.500% 08/14/2025	8.366%	1,258,205	1,195,118
Gen Digital, Inc.(b),(l)
Tranche A Term Loan
1-month Term SOFR + 1.500% 09/10/2027	6.445%	646,738	645,044
Iron Mountain Information Management LLC(b),(l)
Tranche B Term Loan
1-month Term SOFR + 2.000% 01/31/2031	6.845%	351,106	348,472
Nielsen Consumer, Inc.(b),(l)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.595%	159,950	159,150
Peraton Corp.(b),(l)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/01/2028	8.695%	502,924	482,912
RealPage, Inc.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/24/2028	7.960%	195,275	189,417
Renaissance Holding Corp.(b),(l)
1st Lien Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 04/05/2030	9.095%	300,876	300,569
Xerox Corp.(b),(l)
1st Lien Term Loan
3-month Term SOFR + 4.000% Floor 0.500% 11/17/2029	8.708%	394,992	392,919
Total			5,460,854
Wireless 0.1%
Altice France SA(b),(l)
Tranche B14 Term Loan
3-month Term SOFR + 5.500% 08/15/2028	10.801%	310,339	231,848
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
SBA Senior Finance II LLC(b),(l)
Term Loan
1-month Term SOFR + 2.000% 01/25/2031	6.850%	998,795	999,025
Total			1,230,873
Wirelines 0.1%
Telenet Financing USD LLC(b),(l)
Tranche AR Term Loan
1-month Term SOFR + 2.000% 04/30/2028	7.211%	238,852	229,895
Zayo Group Holdings, Inc.(b),(l)
Term Loan
1-month Term SOFR + 3.000% 03/09/2027	7.960%	1,580,127	1,440,886
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	9.095%	368,158	338,613
Total			2,009,394
Total Senior Loans (Cost $44,976,834)			43,951,873

U.S. Government & Agency Obligations 0.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Banks Discount Notes
03/18/2025	0.000%	25,000,000	24,476,608
Total U.S. Government & Agency Obligations (Cost $24,470,333)			24,476,608

U.S. Treasury Obligations 26.8%

U.S. Treasury
08/31/2026	3.750%	26,465,000	26,503,250
09/30/2026	3.500%	99,860,000	99,579,144
09/30/2029	3.375%	258,715,000	257,967,153
08/15/2034	3.875%	158,047,000	159,182,963
05/15/2044	4.625%	19,290,000	20,450,414
08/15/2044	4.125%	88,500,000	87,822,422
08/15/2054	4.250%	189,989,000	194,055,952
Total U.S. Treasury Obligations (Cost $840,926,518)			845,561,298

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)

Money Market Funds 14.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(o),(p)	458,266,413	458,220,586
Total Money Market Funds (Cost $458,201,389)		458,220,586
Total Investments in Securities (Cost: $3,601,169,912)		3,562,987,338
Other Assets & Liabilities, Net		(413,020,671)
Net Assets		3,149,966,667
At September 30, 2024, securities and/or cash totaling $9,472,605 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
3,510,000 EUR	3,914,349 USD	JPMorgan	10/11/2024	5,581	—
6,674,000 EUR	7,427,199 USD	JPMorgan	10/11/2024	—	(5,028)
Total				5,581	(5,028)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,286	12/2024	USD	684,283,830	1,824,664	—
U.S. Treasury 5-Year Note	3,026	12/2024	USD	332,505,392	1,041,337	—
U.S. Treasury 5-Year Note	163	12/2024	USD	17,910,899	—	(28,272)
U.S. Treasury Ultra 10-Year Note	375	12/2024	USD	44,361,328	125,338	—
U.S. Treasury Ultra Bond	29	12/2024	USD	3,859,719	—	(8,638)
Total					2,991,339	(36,910)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Bobl	(35)	12/2024	EUR	(4,201,750)	—	(21,759)
Euro-Bund	(39)	12/2024	EUR	(5,261,880)	—	(16,625)
Euro-Schatz	(19)	12/2024	EUR	(2,036,325)	—	(5,663)
Total					—	(44,047)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2024, the total value of these securities amounted to $545,922,025, which represents 17.33% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2024.

(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Non-income producing investment.
(f)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(g)	Zero coupon bond.
(h)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2024.

CTIVP® – TCW Core Plus Bond Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(k)	Represents a security purchased on a when-issued basis.
(l)
The stated interest rate represents the weighted average interest rate at September 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(m)	Represents a security purchased on a forward commitment basis.
(n)	Valuation based on significant unobservable inputs.
(o)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(p)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	545,906,024	2,644,138,455	(2,731,796,820)	(27,073)	458,220,586	60,687	22,991,518	458,266,413
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
EUR	Euro
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – TCW Core Plus Bond Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7037_12_C01_(11/24)